FAIR VALUE AND RISK MANAGEMENT - Fair Value of Financial Instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	$ 878,080	$ 335,414
Financial liabilities	2,369,005	1,280,623
Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	878,080	335,414
Financial liabilities	2,463,015	1,301,321
Unsecured debentures, net | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	1,643,175	648,392
Unsecured debentures, net | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	1,737,185	669,090
Unsecured term loans, net | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	534,947	538,602
Unsecured term loans, net | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	534,947	538,602
Cross currency interest rate swaps | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	114,264	30,365
Cross currency interest rate swaps | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	114,264	30,365
Accounts payable and accrued liabilities | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	61,197	50,156
Accounts payable and accrued liabilities | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	61,197	50,156
Foreign exchange forward contracts included in accounts payable and accrued liabilities | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities		27
Foreign exchange forward contracts included in accounts payable and accrued liabilities | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities		27
Distributions payable | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	15,422	13,081
Distributions payable | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	15,422	13,081
Other assets | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	349	388
Other assets | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	349	388
Cross currency interest rate swaps | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	28,676
Cross currency interest rate swaps | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	28,676
Other receivable | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets		11,650
Other receivable | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets		11,650
Accounts receivable | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	6,746	7,812
Accounts receivable | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	6,746	7,812
Prepaid expenses and other | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	2,627	120
Prepaid expenses and other | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	2,627	120
Cash and cash equivalents | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	831,280	298,677
Cash and cash equivalents | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	831,280	298,677
Construction funds in escrow | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	8,402	16,767
Construction funds in escrow | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	$ 8,402	$ 16,767